NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Noncontrolling Interests
Revenue	Rp 143,210	$ 10,048	Rp 136,447	Rp 135,557
Other (expense) income - net	162	12	810	837
Profit before income tax	43,739	3,070	39,147	38,299
Income tax expense - net	(9,640)	(677)	(9,257)	(10,439)
Profit for the year	34,099	2,393	29,890	27,860
Other comprehensive loss - net	1,980	138	(3,581)	(2,189)
Net comprehensive income (loss) for the year	36,079	2,531	26,309	25,671
Profit for the year attributable to non-controlling interest	9,195	$ 645	8,469	8,642
Telkomsel
Noncontrolling Interests
Revenue	87,506		87,103	91,093
Operating expenses	(52,356)		(55,834)	(54,695)
Other (expense) income - net	(1,980)		451	(2,321)
Profit before income tax	33,170		31,720	34,077
Income tax expense - net	(6,931)		(6,436)	(8,660)
Profit for the year	26,239		25,284	25,417
Other comprehensive loss - net	(75)		(1,054)	(415)
Net comprehensive income (loss) for the year	26,164		24,230	25,002
Profit for the year attributable to non-controlling interest	9,183		8,849	8,895
Dividend paid to non-controlling interest	13,204		Rp 7,725	Rp 8,490
Mitratel
Noncontrolling Interests
Revenue	6,870
Operating expenses	(4,123)
Other (expense) income - net	16
Income before finance cost and tax	2,763
Finance income and cost	(836)
Income before final tax expense and income tax expense	1,927
Final tax expense	(308)
Profit before income tax	1,619
Income tax expense - net	(186)
Profit for the year	1,433
Other comprehensive loss - net	8
Net comprehensive income (loss) for the year	1,441
Profit for the year attributable to non-controlling interest	Rp 79